Commitments	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 11 - Commitments

The Group leases certain office premises under non-cancelable leases. Rent expenses under operating leases for six months ended June 30, 2020 and 2019 were approximately $323,000 and $237,000, respectively.

Future minimum payments under non-cancelable operating leases were as follows at June 30, 2020:

Year Ended December 31,

2020	$274,035
2021	234,340
2022	144,544
2023	3,734

$656,653